CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income		$ 2,681	$ 2,009	$ 4,694	$ 2,228	$ 4,753	$ 3,715
Other comprehensive income (loss):
Unrealized net holding gains (losses) on investment securities available for sale, net of taxes		(65)	(128)	(576)	(128)	(501)	172
Reclassification adjustment for realized (gains) losses on investment securities available for sale included in net income, net of taxes	[1]						46
Total other comprehensive income (loss)		(65)	(128)	(576)	(128)	(501)	126
Total comprehensive income		$ 2,616	$ 1,881	$ 4,118	$ 2,100	$ 4,252	$ 3,841

[1]	Gross amounts are included in gain on sales of investment securities and income tax amounts are included in income tax expense on the Consolidated Statements of Income.